Investigations and Out of Period Adjustments (Other Adjustments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 29, 2013
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative Quantifying Misstatement Effect of Correction Tax	$ (1)	$ (4)	$ (1)	$ (2)	$ (8)
Cumulative effect of correction on net income (loss), net of tax	22	(30)	2	(1)	(7)
NHS contract [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative effect on income (loss) from continuing opertaions, pre tax	0	0	(9)	0	(9)
Other Operations [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative effect on income (loss) from continuing opertaions, pre tax	(4)	4	12	3	15
Cumulative effect of correction on net income (loss), net of tax	(1)	(2)	0	(2)	(5)
Continuing Operations [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative effect on income (loss) from continuing opertaions, pre tax	(4)	4	3	3	6
Discontinued Operations [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative effect of correction on net income (loss), net of tax	$ 28	$ (28)	$ 0	$ 0	$ 0